Financial Risks - Summary of Financial Assets that are Either Past Due or Impaired (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 1,247	€ 1,381
Financial assets impaired [member] | Share [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	33	48
Financial assets impaired [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,085	1,063
Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	122	262
Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	3	3
Financial assets impaired [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	5	6
Past due but not impaired assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	544	244
Past due but not impaired assets [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	277	91
Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	215	117
Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	45	35
Past due but not impaired assets [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	6	1
Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	344	191
Past due but not impaired assets [member] | 0 - 6 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	108	49
Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	192	111
Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	41	31
Past due but not impaired assets [member] | 0 - 6 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	3
Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	148	18
Past due but not impaired assets [member] | 6 - 12 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	121	14
Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	22	2
Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	2	1
Past due but not impaired assets [member] | 6 - 12 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	3	1
Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	52	35
Past due but not impaired assets [member] | Not later than 1 year [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	48	28
Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	2	4
Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 2	3
Past due but not impaired assets [member] | Not later than 1 year [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		€ 1